Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities, at fair value
Mortgage loans, net of allowances (portion at fair value: 2016 – $44 and 2015 – $48)		$ 5,470	$ 5,500
Investment funds		2,460	2,264
Cash and cash equivalents	[1]	2,459	2,720
Reinsurance recoverable (portion at fair value: 2016 – $1,692 and 2015 – $2,377)		6,001	7,257
Deferred acquisition costs, deferred sales inducements and value of business acquired		2,940	2,652
Trading securities, at fair value
Total assets		86,699	80,846
Liabilities
Total liabilities		79,840	75,493
Equity
Additional paid-in capital		3,421	3,281
Retained earnings		3,070	2,308
Accumulated other comprehensive income (loss) (related party: 2016 – $12 and 2015 – $(24))		367	(237)
Total Athene Holding Ltd. shareholders' equity		6,858	5,352
Noncontrolling interest		1	1
Total equity		6,859	5,353
Total liabilities and equity		86,699	80,846
Related Party
Equity
Accumulated other comprehensive income (loss) (related party: 2016 – $12 and 2015 – $(24))		12	(24)
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Available-for-sale securities, at fair value
Fixed maturity securities		52,033	47,816
Equity securities		353	407
Trading securities, at fair value		2,581	2,468
Mortgage loans, net of allowances (portion at fair value: 2016 – $44 and 2015 – $48)		5,470	5,500
Investment funds		689	733
Policy loans		602	642
Funds withheld at interest (portion at fair value: 2016 – $140 and 2015 – $36)		6,538	3,482
Derivative assets		1,370	871
Real estate (portion held for sale: 2016 – $23 and 2015 – $0)		542	566
Short-term investments		189	135
Other investments		81	83
Total investments		70,448	62,703
Consolidated Entity Excluding Variable Interest Entities (VIE)
Available-for-sale securities, at fair value
Fixed maturity securities		52,368
Cash and cash equivalents		2,445	2,714
Restricted cash		57	116
Accrued investment income (related party: 2016 – $9 and 2015 – $9)		554	520
Reinsurance recoverable (portion at fair value: 2016 – $1,692 and 2015 – $2,377)		6,001	7,257
Deferred acquisition costs, deferred sales inducements and value of business acquired		2,940	2,652
Current income tax recoverable		107	113
Deferred tax assets		372	609
Other assets		869	749
Liabilities
Interest sensitive contract liabilities (portion at fair value: 2016 – $6,574 and 2015 – $6,346)		61,532	57,289
Future policy benefits (portion at fair value: 2016 – $2,400 and 2015 – $2,478)		14,592	14,547
Other policy claims and benefits		217	234
Dividends payable to policyholders		974	856
Derivative liabilities		40	17
Payables for collateral on derivatives		1,383	867
Funds withheld liability (portion at fair value: 2016 – $6 and 2015 – $35)		380	388
Other liabilities		688	778
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Available-for-sale securities, at fair value
Fixed maturity securities		335	308
Equity securities		20	0
Trading securities, at fair value		195	217
Investment funds		1,198	997
Short-term investments		0	55
Other investments		237	245
Accrued investment income (related party: 2016 – $9 and 2015 – $9)		9	9
Liabilities
Other liabilities		56	63
Variable Interest Entities
Available-for-sale securities, at fair value
Cash and cash equivalents		14	6
Other assets		6	20
Trading securities, at fair value
Fixed maturity securities (related party: 2016 – $50 and 2015 – $53)		50	722
Liabilities
Other liabilities		34	17
Borrowings		0	500
Variable Interest Entities | Related Party
Available-for-sale securities, at fair value
Equity securities		161	0
Investment funds		573	534
Trading securities, at fair value
Fixed maturity securities (related party: 2016 – $50 and 2015 – $53)		50	53
Equity securities – related party		117	309
Common Class A
Equity
Common stock		0	0
Common Class B
Equity
Common stock		0	0
Common Class M-1
Equity
Common stock		0	0
Common Class M-2
Equity
Common stock		0	0
Common Class M-3
Equity
Common stock		0	0
Common Class M-4
Equity
Common stock		$ 0	$ 0

[1]	Includes cash and cash equivalents of consolidated variable interest entities